LETTER TO SHAREHOLDERS

MICHAEL J. VOGELZANG, CFA, PRESIDENT
TODD FINKELSTEIN, CFA, PORTFOLIO MANAGER

Since our last report to shareholders in the fall, Federal Reserve policy has shifted significantly in reaction to a slowing global economy. The United States Central Bank telegraphed their growing concerns in late December and struck quickly, cutting rates one-half percentage point in early January.

Between January and the time of this writing this Fed policy has continued with the slashing of short-term interest rates from 6.5% to 4.0%. Lower rates typically impact the economy with a six to nine month lag, pointing to imminent relief for the beleaguered economy. Nevertheless, the economy may weaken further, potentially prompting additional easing by the Fed.

Short-term interest rate changes induced by the Federal Reserve are the single largest determinant in money market yields. As a result of the drastic drop in rates, the yields on your funds have dropped considerably since the beginning of January. However, in a strategy to lock-in higher yields, portfolio average maturities in all your funds were extended by 10-20 days since the start of the year. We believe the worst of the interest rate reductions are over and fund yields will begin to stabilize throughout the summer.

PORTFOLIO REVIEWS

CASH RESERVES FUND

- The Portfolio invests only in high-quality credits as ranked by nationally recognized statistical rating organizations. This, coupled with broad diversification among issuers and sectors, enhances stability and liquidity in today's challenging credit environment. As of April 30, the portfolio consisted of commercial paper (48%), variable rate notes (19%), U.S. Government Agency obligations (17%), repurchase agreements (5%), certificates of deposit (5%), corporate bonds (4%), and a money market fund (2%). U.S. Government Agency obligations provide an additional element of safety and security during this period of weak corporate earnings.

U.S. GOVERNMENT FUND

- The Portfolio invests exclusively in short-term U.S. government securities, including those guaranteed by any of its agencies or instrumentalities, and repurchase agreements based upon these securities. As of April 30, the portfolio consisted of U.S. government agency obligations (93%), of which variable rates were 8% (7% of the portfolio), repurchase agreements (6%) and a money market fund (1%). As the Federal Reserve has been aggressively involved in their easing campaign, repurchase agreements and other overnight investments have been kept at a minimum.

TAX FREE FUND

- The Portfolio invests in high quality short-term municipal obligations as ranked by nationally recognized statistical rating organizations. This high quality, coupled with broad diversification among issuers and sectors, helps lend stability and liquidity in today's dynamic economic environment. As of April 30, the portfolio consisted of daily and weekly floating rate issues (57%), notes and bonds (32%), commercial paper (10%) and a money market fund (1%). Notes and bonds have been utilized extensively to increase the fund's average maturity.

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
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL       VALUE
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 4.3%
Commerzbank AG                            7.145%  06/26/2001   $10,000,000  $   10,002,397
Rabobank Nederland NY                     4.490%  10/05/2001    15,000,000      15,000,000
Westdeutsche Landesbank Girozentral NY    4.790%  06/29/2001    25,000,000      25,000,000
                                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT                                                   50,002,397
                                                                            --------------
COMMERCIAL PAPER -- 47.3%
Abbey National Plc.                       4.220%  07/25/2001    15,000,000      14,850,542
Abbey National Plc.                       4.820%  06/13/2001    15,000,000      14,913,641
Alliance & Leicester Plc.                 4.600%  07/23/2001    10,000,000       9,893,945
Alliance & Leicester Plc.                 4.700%  06/15/2001    15,000,000      14,911,875
Anheuser-Busch Companies, Inc.            5.220%  05/07/2001    15,000,000      14,986,950
Asset Securitization Co-operative         4.720%  06/14/2001    15,000,000      14,913,467
BellSouth Telecommunications, Inc.        4.780%  05/29/2001    20,000,000      19,925,645
Canadian Imperial Bank of Commerce        5.276%  07/12/2001    15,000,000      14,841,720
Canadian Imperial Holdings                5.270%  06/11/2001    10,000,000       9,939,981
Ciesco LP                                 4.660%  07/03/2001    10,000,000       9,918,450
Ciesco LP                                 4.970%  05/25/2001    20,000,000      19,933,733
CIT Group, Inc.                           5.200%  05/24/2001    15,000,000      14,950,167
Corporate Asset Funding Co., Inc.         4.820%  05/16/2001    15,000,000      14,969,875
Corporate Asset Funding Co., Inc.         4.900%  05/03/2001    15,000,000      14,995,917
CXC, Inc.                                 4.820%  05/17/2001    10,000,000       9,978,578
Deutsche Bank AG                          4.280%  10/10/2001    15,000,000      14,711,100
Deutsche Bank AG                          5.990%  05/21/2001    15,000,000      14,950,083
Dexia France                              4.970%  08/01/2001    10,000,000       9,872,989
Dexia France                              5.190%  05/02/2001    15,000,000      14,997,837
Dresdner U.S. Finance Corp.               6.170%  05/07/2001    25,000,000      24,974,291
Eureka Securitization Plc.                4.850%  05/22/2001    10,000,000       9,971,708
Eureka Securitization Plc.                5.040%  05/03/2001    20,000,000      19,994,400
Falcon Asset Securitization Corporation   4.230%  07/20/2001    10,000,000       9,906,000
Falcon Asset Securitization Corporation   4.410%  10/15/2001    10,000,000       9,795,425
Falcon Asset Securitization Corporation   4.650%  07/09/2001    10,000,000       9,910,875
Ford Motor Company                        4.780%  06/05/2001    20,000,000      19,907,056
Ford Motor Company                        4.980%  05/17/2001     5,000,000       4,988,934
General Electric Credit Company           5.170%  05/09/2001    15,000,000      14,982,767
Goldman Sachs Group, Inc.                 4.150%  08/17/2001    15,000,000      14,813,250
Hewlett-Packard Company                   4.210%  07/26/2001    15,000,000      14,849,142
Rabobank Nederland NV                     4.730%  08/09/2001    15,000,000      14,802,916
Sigma Finance Corporation                 4.860%  07/19/2001    10,000,000       9,893,350
Sigma Finance Corporation                 4.900%  06/19/2001    10,000,000       9,933,305

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
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
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL       VALUE
COMMERCIAL PAPER (CONTINUED)
Sigma Finance Corporation                 4.960%  06/06/2001   $10,000,000  $    9,950,400
Societe Generale                          5.320%  05/09/2001    20,000,000      19,976,356
The Bank of New York Company, Inc.        5.000%  05/14/2001    15,000,000      14,972,916
Toronto Dominion Bank                     5.090%  06/04/2001    25,000,000      24,879,819
UBS Finance Delaware                      5.330%  07/03/2001    25,000,000      24,766,813
                                                                            --------------
TOTAL COMMERCIAL PAPER                                                         551,726,218
                                                                            --------------
CORPORATE DEBT -- 3.7%
Barclays Bank Plc.                        5.950%  07/15/2001    19,900,000      19,864,689
National Westminister Bank                9.450%  05/01/2001     6,000,000       6,000,000
Westpac Banking Corporation Limited       9.125%  08/15/2001    16,921,000      17,041,630
                                                                            --------------
TOTAL CORPORATE DEBT                                                            42,906,319
                                                                            --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.7%
Federal Farm Credit Bank                  3.980%  12/10/2001    10,000,000       9,753,461
Federal Farm Credit Bank                  4.000%  01/11/2002    10,000,000       9,716,667
Federal Home Loan Bank                    4.450%  09/26/2001    25,000,000      24,542,639
Federal Home Loan Bank                    5.820%  06/06/2001    10,000,000       9,941,800
Federal Home Loan Mortgage Corporation    4.040%  10/03/2001    15,000,000      14,739,083
Federal Home Loan Mortgage Corporation    4.180%  06/19/2001     8,000,000       7,954,484
Federal Home Loan Mortgage Corporation    4.360%  12/21/2001    20,000,000      19,433,200
Federal Home Loan Mortgage Corporation    4.380%  10/11/2001    15,000,000      14,702,525
Federal Home Loan Mortgage Corporation    4.600%  07/05/2001    10,000,000       9,916,945
Federal National Mortgage Association     4.020%  12/03/2001    15,000,000      14,638,200
Federal National Mortgage Association     4.390%  11/16/2001    20,000,000      19,514,661
Federal National Mortgage Association     4.500%  10/18/2001    20,000,000      19,575,000
Federal National Mortgage Association     4.590%  07/12/2001    10,000,000       9,908,200
Federal National Mortgage Association     6.520%  10/15/2001    10,000,000      10,061,495
                                                                            --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                       194,398,360
                                                                            --------------
MUTUAL FUND -- 2.1%
Merrimac Cash Series                      5.160%                25,000,000      25,000,000
                                                                            --------------
VARIABLE RATE MUNICIPAL OBLIGATION -- 1.0%
National Rural Utilities Cooperative
Finance Corporation                       4.994%  06/15/2001    12,000,000      12,000,000
                                                                            --------------
VARIABLE RATE NOTES -- 18.2%
American Express Centurion Bank           4.491%  06/22/2001    15,000,000      15,000,000
American Express Centurion Bank           5.030%  11/20/2001    10,000,000      10,000,000
American Honda Finance Corporation        4.516%  07/25/2001    10,000,000      10,000,000
Associates First Capital Corporation      4.846%  10/05/2001    25,000,000      25,005,453

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--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY     PRINCIPAL       VALUE
VARIABLE RATE NOTES (CONTINUED)
Bank of America Corporation               4.899%  07/19/2001   $25,000,000  $   25,006,920
British Telecommunications plc            6.853%  10/09/2001    15,550,000      15,550,000
Caterpillar Financial Services
Corporation                               4.954%  07/09/2001    15,000,000      15,003,687
Caterpillar Financial Services
Corporation                               5.440%  05/22/2001     6,000,000       6,000,330
Chase Manhattan Corporation               6.479%  01/03/2002    25,000,000      25,017,850
Merrill Lynch & Co., Inc.                 5.013%  06/18/2001    13,450,000      13,451,433
Morgan Stanley, Dean Witter & Co.         5.723%  01/28/2002    30,000,000      30,030,151
Prudential Funding Corporation            5.009%  10/18/2001     8,000,000       8,008,897
Westpac Banking Corporation Limited       5.430%  05/08/2001     8,000,000       8,000,048
Westpac Banking Corporation Limited       5.598%  10/26/2001     5,765,000       5,765,000
                                                                            --------------
TOTAL VARIABLE RATE NOTES                                                      211,839,769
                                                                            --------------
REPURCHASE AGREEMENT -- 5.3%
UBS Warburg Repurchase Agreement,
collateralized by Federal Home Loan Bank
with rates ranging from 4.725% to
6.200%, maturity dates ranging from
03/26/2002 to 02/17/2009 and an
aggregate market value of $62,166,072.    4.630%  05/01/2001    61,130,000      61,130,000
                                                                            --------------
INTEREST BEARING COMMERCIAL PAPER -- 1.3%
AT&T Corporation                          7.270%  06/14/2001    15,000,000      15,000,000
                                                                            --------------
TOTAL INVESTMENTS -- 99.9% (COST $1,164,003,063)                             1,164,003,063
NET OTHER ASSETS -- 0.1%                                                         1,333,380
                                                                            --------------
NET ASSETS -- 100.0%                                                        $1,165,336,443
                                                                            ==============
TOTAL COST FOR INCOME TAX PURPOSES                                          $1,164,003,063

    The accompanying notes are an integral part of the financial statements.

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SCHEDULE OF INVESTMENTS INDUSTRY TABLE - APRIL 30, 2001
--------------------------------------------------------------------------------

INDUSTRY (AS A % OF MARKET VALUE OF INVESTMENTS)  PERCENTAGE
------------------------------------------------------------
Banking                                               38.6%
U.S. Government Agency Obligations                    22.0%
Financial Services                                    17.5%
Broker                                                 5.0%
Telephone Systems                                      4.3%
Automotive                                             3.0%
Mutual Funds                                           2.2%
Heavy Machinery                                        1.8%
Beverages, Food & Tobacco                              1.3%
Industrial-Diversified                                 1.3%
Computers & Information                                1.3%
Electric Utilities                                     1.0%
Insurance                                              0.7%

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--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 85.9%
Federal Agricultural Mortgage
Corporation                               4.130%  07/09/2001   $1,000,000  $    992,084
Federal Agricultural Mortgage
Corporation                               4.200%  07/25/2001    2,000,000     1,980,167
Federal Farm Credit Bank                  4.610%  10/22/2001    1,000,000       977,719
Federal Farm Credit Bank                  4.870%  06/01/2001    1,000,000       995,807
Federal Farm Credit Bank                  4.920%  05/09/2001    2,000,000     1,997,813
Federal Farm Credit Bank                  5.030%  05/31/2001      500,000       497,904
Federal Home Loan Bank                    4.140%  07/18/2001    1,500,000     1,486,545
Federal Home Loan Bank                    4.430%  09/05/2001    1,000,000       984,372
Federal Home Loan Bank                    4.450%  08/29/2001    1,000,000       985,167
Federal Home Loan Bank                    4.450%  09/26/2001    2,000,000     1,963,411
Federal Home Loan Bank                    4.580%  07/27/2001    1,521,000     1,504,165
Federal Home Loan Bank                    4.610%  07/11/2001    2,000,000     1,981,816
Federal Home Loan Bank                    4.620%  11/05/2001      925,000       921,271
Federal Home Loan Bank                    4.640%  06/20/2001    2,000,000     1,987,111
Federal Home Loan Bank                    4.850%  06/08/2001    1,000,000       994,880
Federal Home Loan Bank                    4.930%  05/11/2001    1,500,000     1,497,946
Federal Home Loan Bank                    4.940%  05/04/2001    2,000,000     1,999,176
Federal Home Loan Bank                    4.990%  06/18/2001      600,000       596,008
Federal Home Loan Bank                    5.040%  07/12/2001    1,000,000       989,920
Federal Home Loan Bank                    5.070%  07/06/2001    1,500,000     1,486,057
Federal Home Loan Bank                    5.150%  08/16/2001    1,000,000     1,001,154
Federal Home Loan Bank                    5.295%  09/04/2001      500,000       508,249
Federal Home Loan Bank                    5.500%  08/13/2001      550,000       550,387
Federal Home Loan Bank                    5.610%  08/14/2001      650,000       650,673
Federal Home Loan Bank                    5.820%  06/27/2001    2,500,000     2,476,963
Federal Home Loan Bank                    5.870%  06/06/2001    2,000,000     1,988,260
Federal Home Loan Bank                    5.935%  07/06/2001    1,500,000     1,499,530
Federal Home Loan Bank                    6.000%  11/15/2001    1,000,000     1,008,177
Federal Home Loan Bank                    6.290%  08/24/2001    1,000,000     1,004,251
Federal Home Loan Mortgage Corporation    4.040%  11/08/2001    2,000,000     1,957,131
Federal Home Loan Mortgage Corporation    4.040%  01/03/2002    1,000,000       972,281
Federal Home Loan Mortgage Corporation    4.130%  07/27/2001    1,500,000     1,485,029
Federal Home Loan Mortgage Corporation    4.140%  07/13/2001    2,000,000     1,983,210
Federal Home Loan Mortgage Corporation    4.180%  06/19/2001    2,000,000     1,988,621
Federal Home Loan Mortgage Corporation    4.310%  03/28/2002    1,000,000       960,372
Federal Home Loan Mortgage Corporation    4.360%  05/30/2001    2,000,000     1,992,976
Federal Home Loan Mortgage Corporation    4.600%  07/05/2001    1,000,000       991,694
Federal Home Loan Mortgage Corporation    4.790%  07/20/2001    1,000,000       989,356
Federal Home Loan Mortgage Corporation    4.790%  08/16/2001    1,500,000     1,478,644

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--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corporation    4.880%  06/07/2001   $1,500,000  $  1,492,476
Federal Home Loan Mortgage Corporation    5.750%  06/15/2001    1,000,000     1,010,879
Federal Home Loan Mortgage Corporation    5.820%  06/21/2001    1,000,000       991,755
Federal Home Loan Mortgage Corporation    6.130%  10/11/2001    1,000,000       972,245
Federal Home Loan Mortgage Corporation    6.440%  07/19/2001      500,000       492,933
Federal Home Loan Mortgage Corporation    6.590%  05/29/2001    1,000,000     1,000,905
Federal Home Loan Mortgage Corporation    8.000%  08/27/2001    1,000,000     1,008,696
Federal National Mortgage Association     4.030%  12/14/2001    1,000,000       974,589
Federal National Mortgage Association     4.110%  08/10/2001    1,500,000     1,482,704
Federal National Mortgage Association     4.250%  09/27/2001    1,500,000     1,473,614
Federal National Mortgage Association     4.260%  01/11/2002    2,000,000     1,939,650
Federal National Mortgage Association     4.280%  10/04/2001    1,500,000     1,472,180
Federal National Mortgage Association     4.340%  09/20/2001    1,000,000       982,881
Federal National Mortgage Association     4.350%  09/13/2001    1,000,000       983,687
Federal National Mortgage Association     4.360%  10/11/2001    1,000,000       980,259
Federal National Mortgage Association     4.500%  08/24/2001    1,000,000       985,625
Federal National Mortgage Association     4.600%  06/14/2001    1,000,000       994,378
Federal National Mortgage Association     4.625%  10/15/2001      590,000       587,848
Federal National Mortgage Association     4.630%  06/28/2001    2,000,000     1,985,081
Federal National Mortgage Association     4.630%  10/05/2001    1,000,000       979,808
Federal National Mortgage Association     4.830%  06/29/2001    1,000,000       992,084
Federal National Mortgage Association     4.860%  05/24/2001    1,000,000       996,895
Federal National Mortgage Association     4.900%  05/24/2001    1,000,000       996,869
Federal National Mortgage Association     4.920%  10/05/2001    1,000,000       978,544
Federal National Mortgage Association     5.140%  06/08/2001    1,000,000       994,575
Federal National Mortgage Association     5.180%  05/17/2001    2,000,000     1,995,396
Federal National Mortgage Association     5.200%  06/04/2001    2,000,000     1,990,178
Federal National Mortgage Association     5.230%  05/10/2001    1,000,000       998,693
Federal National Mortgage Association     5.260%  05/16/2001    1,500,000     1,496,713
Federal National Mortgage Association     5.260%  05/31/2001    2,000,000     1,991,233
Federal National Mortgage Association     5.620%  07/05/2001    1,000,000       989,853
Federal National Mortgage Association     5.970%  08/02/2001      500,000       501,215
Federal National Mortgage Association     6.400%  05/02/2001    2,000,000     2,000,054
Federal National Mortgage Association     6.470%  06/06/2001    1,000,000       993,529
Federal National Mortgage Association     6.560%  10/16/2001    2,000,000     2,013,511
Federal National Mortgage Association     6.625%  01/15/2002    1,000,000     1,030,861
Student Loan Marketing Association        6.190%  06/15/2001      500,000       496,131
                                                                           ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                     96,554,824
                                                                           ------------

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--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
U.S. GOVERNMENT AGENCY VARIABLE RATES -- 7.1%
Federal Home Loan Bank                    5.183%  08/17/2001   $2,000,000  $  1,999,595
Federal National Mortgage Association     4.141%  05/10/2001    2,000,000     1,999,909
Student Loan Marketing Association        4.041%  05/17/2001    1,500,000     1,500,000
Student Loan Marketing Association        4.101%  06/21/2001    1,500,000     1,500,000
Student Loan Marketing Association        4.301%  10/11/2001    1,000,000     1,000,000
                                                                           ------------
TOTAL U.S. GOVERNMENT AGENCY VARIABLE RATES                                   7,999,504
                                                                           ------------
MUTUAL FUNDS -- 0.9%
Merrill Lynch Government Fund             4.590%                  968,619       968,619
                                                                           ------------
REPURCHASE AGREEMENT -- 6.0%
UBS Warburg Repurchase Agreement,
collateralized by Federal Home Loan Bank
with a rate of 4.725%, maturity date of
03/26/2002 and an aggregate market value
of $6,774,265, and Federal National
Mortgage Association with a rate of
6.25%, maturity date of 02/01/2011 and
an aggregate market value of $43,656.     4.630%  05/01/2001    6,710,000     6,710,000
                                                                           ------------
TOTAL INVESTMENTS -- 99.9% (COST $112,232,947)                              112,232,947
NET OTHER ASSETS -- 0.1%                                                        140,244
                                                                           ------------
NET ASSETS -- 100.0%                                                       $112,373,191
                                                                           ============
TOTAL COST FOR INCOME TAX PURPOSES                                         $112,232,947

    The accompanying notes are an integral part of the financial statements.

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SCHEDULE OF INVESTMENTS - APRIL 30, 2001
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
--------------------------------------------------------------------------------------
PREREFUNDED MUNICIPAL OBLIGATIONS -- 13.4%
Delaware Transportation Authority         6.500%  07/01/2001   $  500,000  $   503,899
Illinois State Sales Tax Revenue          7.000%  06/15/2001    1,115,000    1,140,457
Michigan State Hospital Finance
Authority                                 7.500%  09/15/2001    1,750,000    1,811,814
Minnesota State                           6.625%  08/01/2001    1,000,000    1,008,262
Northeast Regional Sewer District         6.500%  11/15/2001    1,000,000    1,027,323
South Carolina State Public Service
Authority Revenue                         7.100%  07/01/2001    1,500,000    1,539,316
Texas National Research Lab               6.550%  12/01/2001    1,225,000    1,271,800
Western Michigan University               6.500%  07/15/2001    1,500,000    1,534,994
                                                                           -----------
TOTAL PREREFUNDED MUNICIPAL OBLIGATIONS                                      9,837,865
                                                                           -----------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 10.2%
Brazos River Authority                    3.250%  05/04/2001    1,500,000    1,500,000
Burke County Development Authority        3.250%  05/22/2001    1,000,000    1,000,000
Minneapolis-St. Paul Metropolitan
Airport Commision                         3.400%  05/22/2001    2,000,000    2,000,000
San Antonio, Texas Sales Tax Revenue      3.200%  05/22/2001    1,000,000    1,000,000
San Antonio, Texas Sales Tax Revenue      3.250%  05/22/2001    1,000,000    1,000,000
Sullivan Indiana Pollution Control
Revenue                                   3.200%  05/29/2001    1,000,000    1,000,000
                                                                           -----------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                            7,500,000
                                                                           -----------
MUNICIPAL OBLIGATIONS -- 74.7%
Austin, Texas Public Property Financial
Contractual Obligations                   4.500%  11/01/2001      680,000      684,687
Charlotte NC Airport Revenue(1)           4.100%  07/01/2029    1,000,000    1,000,000
Chicago O'Hare International Airport(1)   4.300%  05/01/2018    1,100,000    1,100,000
Clark County Nevada Airport Improvement
Revenue(1)                                4.100%  07/01/2025    1,500,000    1,500,000
Clark County School District              7.000%  06/01/2001      400,000      404,116
Clayton County Development Authority(1)   4.150%  06/01/2029    1,500,000    1,500,000
Colorado Health Facilities Authority(1)   4.150%  05/15/2020    1,500,000    1,500,000
Colorado State General Fund Revenue       5.000%  06/27/2001      500,000      500,531
Dallas-Fort Worth Regional Airport
Revenue                                   6.000%  11/01/2001    1,000,000    1,014,022
Detroit, Michigan Sewer Disposal System
Revenue(1)                                4.050%  07/01/2023    1,515,000    1,515,000
Durham North Carolina Water & Sewer
Utility System Revenue(1)                 4.050%  12/01/2015    1,500,000    1,500,000
Durham, North Carolina Public
Improvement Revenue(1)                    4.200%  02/01/2012    1,000,000    1,000,000
El Paso Independent School District       7.500%  08/15/2001    1,125,000    1,138,597
Florida Housing Finance Agency(1)         4.050%  11/01/2007    1,500,000    1,500,000
Fulton County Georgia Residential Care
Facilities(1)                             4.400%  01/01/2018      400,000      400,000
Harris County Health Facilities
Development Authority(1)                  4.500%  10/01/2017      900,000      900,000
Harris County Housing Finance
Corporation(1)                            4.150%  06/01/2005    1,000,000    1,000,000
Henrico County Virginia Public
Improvement Revenue                       4.700%  01/15/2002    1,000,000    1,009,982

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - APRIL 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE    MATURITY    PRINCIPAL      VALUE
MUNICIPAL OBLIGATIONS (CONTINUED)
Honolulu, Hawaii City & County(1)         4.150%  01/01/2020   $2,000,000  $ 2,000,000
Illinois Educational Facilities
Authority(1)                              4.150%  06/01/2030    2,500,000    2,500,000
Illinois Health Facilities Authority(1)   4.100%  07/01/2024    1,200,000    1,200,000
Illinois State Public Improvement
Revenue                                   5.000%  04/01/2002    1,000,000    1,016,489
Illinois State Toll Highway Authority(1)  4.250%  01/01/2016    1,500,000    1,500,000
Independence Industrial Development
Authority(1)                              4.400%  11/01/2027    1,200,000    1,200,000
Kansas City Industrial Development
Authority(1)                              4.100%  08/12/2018    1,500,000    1,500,000
Lake Charles Harbor & Revenue
District(1)                               4.250%  09/01/2029    1,000,000    1,000,000
Lone Star Airport Improvement
Authority(1)                              4.750%  12/01/2014      600,000      600,000
Madison Area Technical College            5.000%  12/01/2001      500,000      504,566
Maricopa County Unified School District
No. 41 Gilbert                            5.000%  01/01/2002    1,000,000    1,011,737
Mecklenburg County, North Carolina(1)     4.150%  02/01/2016    1,000,000    1,000,000
Metropolitan Nashville Airport Authority
Special Facilities Revenue(1)             4.300%  10/01/2012    1,000,000    1,000,000
Michigan State Housing Development
Authority(1)                              4.250%  04/01/2024    1,000,000    1,000,000
Missouri State Health & Educational
Facilities Authority(1)                   4.400%  06/01/2026    2,090,000    2,090,000
North Texas Higher Education
Authority(1)                              4.300%  04/01/2005    1,500,000    1,500,000
Oklahoma City Oklahoma                    4.950%  08/01/2001    1,000,000    1,002,921
Philadelphia Pennsylvania Water &
Wastewater Revenue(1)                     4.100%  08/01/2027    1,200,000    1,200,000
Princeton Indiana Pollution Control
Revenue(1)                                4.300%  04/01/2022    1,500,000    1,500,000
Seattle Washington Water System
Revenue(1)                                4.150%  09/01/2025    1,400,000    1,400,000
Southwest Higher Education Authority(1)   4.400%  07/01/2015    1,200,000    1,200,000
State of Washington                       6.700%  06/01/2001    1,000,000    1,002,903
Tampa, Florida Occupational License
Tax(1)                                    4.200%  10/01/2018    1,500,000    1,500,000
Texas Tax & Revenue                       5.250%  08/31/2001    1,500,000    1,504,543
Tucson Arizona Water Revenue              7.100%  07/01/2001    1,000,000    1,023,447
Virginia Beach, Virginia                  6.100%  08/01/2001    1,000,000    1,004,403
Western Wayne School District             4.100%  10/15/2001      785,000      788,363
Wisconsin State Health & Education
Facilities Authority(1)                   4.150%  08/15/2016    2,000,000    2,000,000
                                                                           -----------
TOTAL MUNICIPAL OBLIGATIONS                                                 54,916,307
                                                                           -----------
MUTUAL FUND -- 1.0%
Alliance Institutional Tax Free
Portfolio                                 3.940%                  732,519      732,519
                                                                           -----------
TOTAL INVESTMENTS -- 99.3% (COST $72,986,691)                               72,986,691
NET OTHER ASSETS -- 0.7%                                                       538,097
                                                                           -----------
NET ASSETS -- 100.0%                                                       $73,524,788
                                                                           ===========
TOTAL COST FOR INCOME TAX PURPOSES                                         $72,986,691

 NOTES TO SCHEDULE OF INVESTMENTS
 (1) Variable rate securities that reset on a daily or weekly basis. Date shown represents ultimate maturity date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS STATE TABLE - APRIL 30, 2001
--------------------------------------------------------------------------------

INDUSTRY (AS A % OF MARKET VALUE OF INVESTMENTS)  PERCENTAGE
------------------------------------------------------------
Texas                                                 19.6%
Illinois                                              11.6%
Michigan                                               8.0%
Missouri                                               6.6%
North Carolina                                         6.2%
Minnesota                                              4.1%
Florida                                                4.1%
Georgia                                                4.0%
Wisconsin                                              3.4%
Indiana                                                3.4%
Washington                                             3.3%
Arizona                                                2.8%
Virginia                                               2.8%
Colorado                                               2.7%
Hawaii                                                 2.7%
Pennsylvania                                           2.7%
Nevada                                                 2.6%
South Carolina                                         2.1%
Ohio                                                   1.4%
Oklahoma                                               1.4%
Louisiana                                              1.4%
Tennessee                                              1.4%
National Tax Exempt Mutual Fund                        1.0%
Delaware                                               0.7%

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF APRIL 30, 2001
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------
ASSETS
  Investments in securities, at value
  (Cost $1,164,003,063, $112,232,947 and
  $72,986,691, respectively)              $1,164,003,063     $112,232,947        $72,986,691
  Cash                                                81              789                 --
  Receivable from the Investment Advisor              --           21,931             27,944
  Interest receivable                          4,251,795          405,922            673,483
  Prepaid expenses                                57,681           13,263             12,999
                                          --------------     ------------        -----------
    TOTAL ASSETS                           1,168,312,620      112,674,852         73,701,117
                                          --------------     ------------        -----------
LIABILITIES
  Dividends payable                            2,081,744          194,121             90,353
  Payable to Investment Advisor                  194,623               --                 --
  Payable to Distributor                         237,672           23,344             15,453
  Payable to Transfer Agent                      103,584            7,324              2,509
  Accrued expense and other payables             358,544           76,872             68,014
                                          --------------     ------------        -----------
    TOTAL LIABILITIES                          2,976,177          301,661            176,329
                                          --------------     ------------        -----------
NET ASSETS                                $1,165,336,443     $112,373,191        $73,524,788
                                          ==============     ============        ===========
NET ASSETS CONSIST OF:
  Paid-in capital                          1,165,336,443      112,352,928         73,524,788
  Accumulated undistributed net
  investment income                                  314           19,908                 --
  Accumulated net realized gain/(losses)
  on investment transactions                        (314)             355                 --
                                          --------------     ------------        -----------
TOTAL NET ASSETS                          $1,165,336,443     $112,373,191        $73,524,788
                                          ==============     ============        ===========
NET ASSETS
  Class 1                                  1,146,333,226      112,373,191         73,524,788
  Class 2                                     19,003,217               --                 --
                                          --------------     ------------        -----------
TOTAL                                      1,165,336,443      112,373,191         73,524,788
SHARES OUTSTANDING
  Class 1                                  1,146,333,226      112,373,191         73,524,788
  Class 2                                     19,003,217               --                 --
                                          --------------     ------------        -----------
TOTAL                                      1,165,336,443      112,373,191         73,524,788
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  (Net assets  DIVIDED BY shares
  outstanding)
  Class 1                                          $1.00            $1.00              $1.00
  Class 2                                           1.00               --                 --

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE PERIOD JUNE 5, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------
INVESTMENT INCOME
  Interest                                  $53,954,394       $5,682,526         $2,363,043

EXPENSES
  Investment advisor fee                      4,700,830          498,953            334,317
  Distribution and service fees Class 1       2,120,985          226,797            151,960
  Legal fees                                     26,666           26,666             26,666
  Printing                                       84,349            9,651              8,123
  Audit and tax fees                             16,169           15,667             15,667
  Custodian and fund accounting expense         237,576           31,682             21,915
  Transfer agency expense                     1,016,774           83,573             30,059
  Registration expense                          383,305           63,657             50,627
  Insurance                                     173,358            5,205             14,430
  Trustees fees and expense                      10,000           10,000             10,000
  Miscellaneous                                     250              599                250
                                            -----------       ----------         ----------
    Total expenses                            8,770,262          972,450            664,014
    Reduction of investment advisor
    expense                                  (1,093,892)        (155,025)          (116,959)
                                            -----------       ----------         ----------
    Net expenses                              7,676,370          817,425            547,055
                                            -----------       ----------         ----------
Net investment income                        46,278,024        4,865,101          1,815,988
                                            -----------       ----------         ----------

NET REALIZED LOSSES ON INVESTMENTS
  Net realized losses on investment
  transactions                                     (314)         (19,553)                --
                                            -----------       ----------         ----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $46,277,710       $4,845,548         $1,815,988
                                            ===========       ==========         ==========

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            BOSTON ADVISORS      BOSTON ADVISORS      BOSTON ADVISORS
                                                 CASH            U.S. GOVERNMENT         TAX FREE
                                             RESERVES FUND      MONEY MARKET FUND    MONEY MARKET FUND
                                          -------------------  -------------------  -------------------
                                          FOR THE PERIOD FROM  FOR THE PERIOD FROM  FOR THE PERIOD FROM
                                             JUNE 5, 2000         JUNE 5, 2000         JUNE 5, 2000
                                                  TO                   TO                   TO
                                            APRIL 30, 2001       APRIL 30, 2001       APRIL 30, 2001
                                          -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                     $    46,278,024       $   4,865,101        $   1,815,988
  Net realized losses on investments                   (314)            (19,553)                  --
                                            ---------------       -------------        -------------
    Net increase in net assets resulting
    from operations                              46,277,710           4,845,548            1,815,988
                                            ---------------       -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                     (45,950,716)         (4,845,548)          (1,815,988)
    Class 2                                        (326,994)                 --                   --
                                            ---------------       -------------        -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (46,277,710)         (4,845,548)          (1,815,988)
                                            ---------------       -------------        -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (EACH AT $1.00 PER SHARE)
  Proceeds from sale of shares                4,121,356,191(1)(2)      431,818,599       277,130,321
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared                         42,991,200(1)(3)        4,528,870         1,684,521
  Cost of shares redeemed                    (2,999,060,948)(1)(4)     (323,999,278)     (205,315,054)
                                            ---------------       -------------        -------------
NET INCREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                            1,165,286,443         112,348,191           73,499,788
                                            ---------------       -------------        -------------
NET INCREASE IN NET ASSETS                    1,165,286,443         112,348,191           73,499,788
AT END OF YEAR
  At beginning of year                               50,000              25,000               25,000
                                            ---------------       -------------        -------------
  At end of year                            $ 1,165,336,443       $ 112,373,191        $  73,524,788
                                            ===============       =============        =============

 (1)  Amount consists of two Classes, Class 1 and Class 2

 (2)  Total for Class 1 and Class 2 is $4,088,980,256 and $32,375,935,
      respectively

 (3)  Total for Class 1 and Class 2 is $42,704,844 and $286,356, respectively

 (4)  Total for Class 1 and Class 2 is ($2,985,401,874) and ($13,659,074),
      respectively

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                   BOSTON ADVISORS      BOSTON ADVISORS
                                             BOSTON ADVISORS       U.S. GOVERNMENT         TAX FREE
                                            CASH RESERVES FUND    MONEY MARKET FUND    MONEY MARKET FUND
                                            ------------------    -----------------    -----------------
                                                   FOR                   FOR                  FOR
                                                THE PERIOD           THE PERIOD           THE PERIOD
                                                  ENDED                 ENDED                ENDED
                                            APRIL 30, 2001(1)     APRIL 30, 2001(1)    APRIL 30, 2001(1)
                                            ------------------    -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    1.000            $  1.000              $ 1.000
                                                ----------            --------              -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                                0.050               0.049                0.027
                                                ----------            --------              -------
Net increase from investment operations              0.050               0.049                0.027
                                                ----------            --------              -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                               (0.050)             (0.049)              (0.027)
                                                ----------            --------              -------
Total distributions                                 (0.050)             (0.049)              (0.027)
                                                ----------            --------              -------
NET ASSET VALUE, END OF PERIOD                  $    1.000            $  1.000              $ 1.000
                                                ==========            ========              =======
TOTAL RETURN                                          5.07%(2)            4.98%(2)             2.77%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $1,146,333            $112,373              $73,525
  Ratio of net operating expenses to
  average net assets                                  0.90%(3)            0.90%(3)             0.90%(3)
  Ratio of net investment income to
  average net assets                                  5.42%(3)            5.34%(3)             2.99%(3)
  Ratio of expense to average net assets
  prior to waived fees and
  reimbursed expenses                                 1.03%(3)            1.07%(3)             1.09%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                        5.29%(3)            5.17%(3)             2.80%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 2
--------------------------------------------------------------------------------

                                             BOSTON ADVISORS
                                            CASH RESERVES FUND
                                            ------------------
                                                   FOR
                                                THE PERIOD
                                                  ENDED
                                            APRIL 30, 2001(1)
                                            ------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.000
                                                 -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              0.020
                                                 -------
Net increase from investment operations            0.020
                                                 -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (0.020)
                                                 -------
Total distributions                               (0.020)
                                                 -------
NET ASSET VALUE, END OF PERIOD                   $  1.00
                                                 =======
TOTAL RETURN                                        2.01%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $19,003
  Ratio of net operating expenses to
  average net assets                                0.66%(3)
  Ratio of net investment income to
  average net assets                                5.22%(3)
  Ratio of expense to average net assets
  prior to waived fees and
  reimbursed expenses                               0.83%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                      5.05%(3)

 (1) For the period from commencement of offering of Class 2 shares, December 13, 2000 to April 30, 2001.

 (2)  Not annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES
Boston Advisors Trust (the Trust) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts business trust on September 30, 1999. The Trust currently offers three Funds: Boston Advisors Cash Reserves Fund (Cash Reserves Fund), Boston Advisors U.S. Government Money Market Fund (U.S. Government Money Market Fund), and Boston Advisors Tax Free Money Market Fund (Tax Free Money Market Fund), (each, a Fund). The investment objective of the Funds seeks to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund generates income that is substantially exempt from federal income taxes. The Cash Reserves Fund issues two classes of shares (class 1 and effective December 13, 2000, class 2 shares). Class 1 shares of each fund have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. SECURITY VALUATION -- Each Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each fund must comply with certain conditions. This technique involves initially valuing a fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C. EXPENSES -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to that fund while general expenses are allocated among the Trust's respective portfolios.

    The investment income and expenses of each Fund (other than class specific expenses) and realized gains and losses on investments of each Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains or losses are incurred.

D. REPURCHASE AGREEMENTS -- Each Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E. INCOME TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2001
--------------------------------------------------------------------------------

F. USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2 -- DISTRIBUTIONS TO SHAREHOLDERS
The net investment income of each Fund is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Distributions are paid in the form of additional shares of the same Fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

3 -- INVESTMENT ADVISER FEE
Boston Advisors, Inc. (the Advisor), a wholly owned subsidiary of The Advest Group, Inc., serves as the investment advisor to the Funds, providing management, investment advisory and other services. In exchange, the Funds have agreed to pay the Advisor, a monthly advisory fee at an annual rate of 0.55% of each Fund's average daily net assets. The Advisor has agreed to waive its advisory fee and reimburse each Fund for its expenses through April 30, 2001, to the extent necessary that the total expenses of the Fund do not exceed 0.90% and 0.65% of the average daily net assets of Class 1 and Class 2, respectively. The Advisor reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two years to the extent that a Fund's expense ratio falls below any expense limitations. On January 31, 2001, The MONY Group Inc. acquired The Advest Group, Inc.

4 -- DISTRIBUTION PLAN
Advest, Inc., a wholly owned subsidiary of The Advest Group, Inc., serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan authorizing each Fund's Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets.

5 -- TRANSFER AGENT FEE
Advest Transfer Services, Inc. (ATS), a subsidiary of The Advest Group, Inc., serves as the Funds shareholder servicing agent and transfer agent. ATS receives account fees and asset-based fees that vary according to account size and type of account.

6 -- FEDERAL TAX INFORMATION
At April 30, 2001, the Cash Reserves Fund had a capital loss carryforward of $314 which will expire in fiscal 2009.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, and Boston Advisors Tax Free Money Market Fund and Board of Trustees of Boston Advisors Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund, and Boston Advisors Tax Free Money Market Fund (each a fund of Boston Advisors Trust, hereafter referred to as the "Fund") at April 30, 2001, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the period June 5, 2000 (commencement of operations) through April 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2001

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
SUPPLEMENTAL TAX INFORMATION (UNAUDITED)

A total of 1.9% and 72.1% of the dividends distributed by the Boston Advisors Cash Reserves Fund and the Boston Advisors U.S. Government Money Market Fund, respectively, during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The detailed analysis of the percentage of investments as follows:

                                                                        BOSTON ADVISORS
                                               BOSTON ADVISORS          U.S. GOVERNMENT
                                              CASH RESERVES FUND       MONEY MARKET FUND
U.S Treasury Obligations                             0.0%                     0.5%
GNMA                                                 0.0%                     0.0%
FNMA                                                 1.1%                    26.8%
FHLMC                                                0.2%                    11.2%
Other U.S. Government Agency Obligations             0.6%                    33.6%
Other                                               98.1%                    27.9%

Additionally, 100% of the dividends distributed by the Boston Advisors Tax Free Money Market Fund during the fiscal year was derived from Municipal securities which are exempt from federal income tax.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

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